UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2012

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Jetstream Capital LLC
Address: 12 Cadillac Drive
         Suite 280
         Brentwood, TN  37027

13F File Number:  028-11595

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Beth Peters
Title:     Chief Financial Officer
Phone:     615-425-3400

Signature, Place, and Date of Signing:

 /s/     Beth Peters     Brentwood, TN     August 14, 2012

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.


                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    41

Form 13F Information Table Value Total:    $2,102,555 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

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                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AMERICAN INTL GROUP INC        COM NEW          026874784     1284    40000 SH       SOLE                        0        0    40000
AMERICAN VANGUARD CORP         COM              030371108     1462    55000 SH       SOLE                        0        0    55000
APPLE INC                      COM              037833100    55947    95800 SH       SOLE                        0        0    95800
APPLE INC                      COM              037833100   315360   540000 SH  CALL SOLE                        0        0   540000
ASPEN TECHNOLOGY INC           COM              045327103     2852   123200 SH       SOLE                        0        0   123200
BE AEROSPACE INC               COM              073302101     2620    60000 SH       SOLE                        0        0    60000
CF INDS HLDGS INC              COM              125269100      775     4000 SH       SOLE                        0        0     4000
CIRRUS LOGIC INC               COM              172755100     1343    45000 SH       SOLE                        0        0    45000
COBALT INTL ENERGY INC         COM              19075f106     6580   280000 SH       SOLE                        0        0   280000
COLFAX CORP                    COM              194014106     1930    70000 SH       SOLE                        0        0    70000
CORNERSTONE ONDEMAND INC       COM              21925y103     1786    75000 SH       SOLE                        0        0    75000
CREDIT ACCEP CORP MICH         COM              225310101      844    10000 SH       SOLE                        0        0    10000
DISCOVER FINL SVCS             COM              254709108     1625    47000 SH       SOLE                        0        0    47000
EQUINIX INC                    COM NEW          29444u502     1967    11200 SH       SOLE                        0        0    11200
FOCUS MEDIA HLDG LTD           SPONSORED ADR    34415v109     2811   119700 SH       SOLE                        0        0   119700
GNC HLDGS INC                  COM CL A         36191g107     3136    80000 SH       SOLE                        0        0    80000
LENNAR CORP                    CL A             526057104     5409   175000 SH       SOLE                        0        0   175000
LINKEDIN CORP                  COM CL A         53578a108     3773    35500 SH       SOLE                        0        0    35500
MELLANOX TECHNOLOGIES LTD      SHS              m51363113     3258    46000 SH       SOLE                        0        0    46000
NATIONSTAR MTG HLDGS INC       COM              63861c109     3443   160000 SH       SOLE                        0        0   160000
NETSUITE INC                   COM              64118q107     2684    49000 SH       SOLE                        0        0    49000
ON ASSIGNMENT INC              COM              682159108     3735   234000 SH       SOLE                        0        0   234000
PIER 1 IMPORTS INC             COM              720279108     2629   160000 SH       SOLE                        0        0   160000
POLARIS INDS INC               COM              731068102     3503    49000 SH       SOLE                        0        0    49000
SEABRIGHT HOLDINGS INC         COM              811656107      178    20000 SH  CALL SOLE                        0        0    20000
SELECT COMFORT CORP            COM              81616x103     1506    72000 SH       SOLE                        0        0    72000
SOLARWINDS INC                 COM              83416b109     2352    54000 SH       SOLE                        0        0    54000
SPDR S&P 500 ETF TR            TR UNIT          78462f103  1633260 12000000 SH  CALL SOLE                        0        0 12000000
STANDARD PAC CORP NEW          COM              85375c101      774   125000 SH       SOLE                        0        0   125000
STRATASYS INC                  COM              862685104     1980    40000 SH       SOLE                        0        0    40000
TEREX CORP NEW                 COM              880779103     6419   360000 SH       SOLE                        0        0   360000
TESLA MTRS INC                 COM              88160r101     3285   105000 SH       SOLE                        0        0   105000
TIME WARNER INC                COM NEW          887317303     3850   100000 SH  CALL SOLE                        0        0   100000
TITAN MACHY INC                COM              88830r101     2065    68000 SH       SOLE                        0        0    68000
TRIMBLE NAVIGATION LTD         COM              896239100      874    19000 SH       SOLE                        0        0    19000
TRW AUTOMOTIVE HLDGS CORP      COM              87264s106     2132    58000 SH       SOLE                        0        0    58000
UBIQUITI NETWORKS INC          COM              90347a100     2900   203500 SH       SOLE                        0        0   203500
UNITED RENTALS INC             COM              911363109     5685   167000 SH       SOLE                        0        0   167000
WELLS FARGO & CO NEW           COM              949746101     1605    48000 SH       SOLE                        0        0    48000
WYNDHAM WORLDWIDE CORP         COM              98310w108     1002    19000 SH       SOLE                        0        0    19000
ZILLOW INC                     CL A             98954a107     1932    50000 SH       SOLE                        0        0    50000